Employee Benefit Obligations - Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 30,405	$ 34,487
Real Estate
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 30,405	$ 34,487